Restructuring Expenses - Additional Information (Detail) $ in Thousands			1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 18, 2014 USD ($)	May 22, 2014 USD ($)	Aug. 18, 2014 USD ($)	May 22, 2014 USD ($)	Sep. 30, 2017 USD ($) Lease	Dec. 31, 2016 USD ($) Lease	Dec. 31, 2015 USD ($)
Lease Liability [Member]
Restructuring Cost And Reserve [Line Items]
Number of sub leases | Lease					2	2
Restructuring reserve charges					$ 0	$ 0
Restructuring reserve balance					665	820	$ 1,039
Lease Liability [Member] | Accrued Liabilities [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve balance					300	200
Lease Liability [Member] | Other Noncurrent Liabilities [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve balance					$ 400	$ 600
Sub-lease 1 [Member] | Facility Closing [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve charges		$ 900		$ 900
Sub Lease 2 [Member] | Facility Closing [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve charges	$ 700		$ 700